Expense Example	Oct. 24, 2025 USD ($)
GraniteShares YieldBOOST QQQ ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	1,590
Expense Example, with Redemption, 5 Years	2,999
Expense Example, with Redemption, 10 Years	6,263
GraniteShares YieldBOOST SPY ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	1,328
Expense Example, with Redemption, 5 Years	2,518
Expense Example, with Redemption, 10 Years	5,404
GraniteShares YieldBOOST Small Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST Biotech ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST Financials ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST Gold Miners ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST Semiconductor ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST Technology ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST China ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST 20Y+ Treasuries ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST Bitcoin ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	2,340
Expense Example, with Redemption, 5 Years	4,302
Expense Example, with Redemption, 10 Years	8,260
GraniteShares YieldBOOST AAPL ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST AMD ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST AMZN ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST BABA ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST COIN ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST META ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST MSFT ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
GraniteShares YieldBOOST NVDA ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	2,106
Expense Example, with Redemption, 5 Years	3,908
Expense Example, with Redemption, 10 Years	7,707
GraniteShares YieldBOOST TSLA ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	775
Expense Example, with Redemption, 5 Years	1,458
Expense Example, with Redemption, 10 Years	$ 3,279